Operating Leases (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Operating Leases
Amortization of ROU assets	$ 185,148	$ 173,405	$ 555,444	$ 514,955	$ 669,260	$ 228,147
Interest expense	24,993	22,639	80,781	73,341	99,633	28,043
Operating lease cost	3,750	3,745	11,279	12,436	16,181	16,804
Short-term lease expense	0	171,577	0	558,936	670,173	772,929
Variable lease expense	56,819	36,395	160,490	95,731	169,309	29,113
Total lease cost	$ 270,710	$ 407,761	$ 807,994	$ 1,255,399	$ 1,624,556	$ 1,075,036